Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Aug. 31, 2019	Aug. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts	$ 912			$ 3,759	$ 4,162
PP&E; Accumulated Depreciation	925			40,531	37,643
Subscriber Accounts, accumulated depreciation	15,322			1,621,242	1,439,164
Dealer network and other intangible assets, accumulated amortization	$ 1,980			$ 0	$ 42,806
Par value of shares issued as a consideration (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	45,000,000		45,000,000	1,000	1,000
Common stock, issued shares (in shares)	22,500,000	22,500,000	22,500,000	1,000	1,000
Common stock, outstanding shares (in shares)	22,500,000	22,500,000		1,000	1,000